Investments in associates (Tables)	12 Months Ended
Dec. 31, 2024
Interest In Other Entities [Abstract]
Disclosure of interests in associates	The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet. There were no individually material associates to the Group at 31 December 2024. On 27 February
2022, bp announced it would exit its shareholding in Rosneft and bp's two nominated Rosneft directors both stepped down from Rosneft's board. As a result, the significant judgement on significant influence over Rosneft was reassessed. Since the first quarter 2022, bp accounts for its interest in Rosneft and its other businesses with Rosneft within Russia, as financial assets measured at fair value within ‘Other investments’. For further information see Note
1 Significant judgements and estimate: investment in Rosneft.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2024	2023	2022	2024	2023
Rosneft	—	—	528	—	—
Other associates	1,084	831	874	7,741	7,814
	1,084	831	1,402	7,741	7,814
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2024		2023		2022
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	844	148	1,009	368	1,042	417

						$ million
Purchases from associates		2024		2023		2022
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	7,034	2,223	5,473	2,607	6,199	2,086

Summarized financial information of associates	Summarized financial information for the group’s share of associates is shown below.

			$ million
			bp share
	2024	2023	2022

Sales and other operating revenues	12,859	11,396	14,841
Profit before interest and taxation	2,389	2,279	3,053
Finance costs	41	41	73
Profit (loss) before taxation	2,348	2,238	2,980
Taxation	1,264	1,407	1,498
Non-controlling interests	—	—	80
Profit (loss) for the year	1,084	831	1,402
Other comprehensive income	(9)	(237)	352
Total comprehensive income	1,075	594	1,754
Non-current assets	11,395	11,483
Current assets	4,230	3,776
Total assets	15,625	15,259
Current liabilities	3,009	3,003
Non-current liabilities	4,886	4,473
Total liabilities	7,895	7,476
Net assets	7,730	7,783
Less: non-controlling interests	—	—
	7,730	7,783
Group investment in associates
Group share of net assets (as above)	7,730	7,783
Loans made by group companies to associates	11	31
	7,741	7,814